Investment in associates (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Loss of disposal			$ 215
Vax Biotech Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Total consideration	0.47
Loss of disposal	$ 677
Effective equity interest		30.00%
Cilo Cybin Pharmaceutical [Member]
IfrsStatementLineItems [Line Items]
Effective equity interest	9.98%